Operating Lease (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Lessee Operating Lease [Abstract]
Sublease liability	$ 99,041
Current	53,625
Non current portions	25,624
Net operating lease right-of-use assets	$ 79,249